Debt Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 23, 2006
Debt Instrument [Line Items]
Notional Amount of Interest Rate Derivatives	$ 300,000,000	$ 300,000,000
Debt Instrument, Face Amount	1,000,000,000	600,000,000	500,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.95%			3.85%
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Notes, net	5,609,574,000	5,185,180,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.05%	0.21%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	11.25%	11.25%
Five Point Two Zero Percentage Fixed Rate Tax Exempt Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	400,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.20%
Debt Instrument, Maturity Date	Apr. 01, 2013
Fixed Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Notes, net	4,803,191,000	4,375,860,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	4.625%	3.85%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	7.57%	7.57%
Weighted Average Interest Rate	5.84%	5.78%
Debt Instrument, Maturity Date Range, Start	2012	2011
Debt Instrument, Maturity Date Range, End	2016	2016
Floating Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Notes, net	$ 806,383,000	$ 809,320,000
Weighted Average Interest Rate	1.67%	1.72%
Debt Instrument, Maturity Date Range, Start	2012	2011
Debt Instrument, Maturity Date Range, End	2013	2013